Note 24 - Subsequent Events (Details Textual) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 31, 2018
Business Combination, Consideration Transferred		$ 78,221	$ 94,129
Ovenia Group Oy [Member] | Subsequent Event [Member]
Entity Number of Employees				500
Ovenia Group Oy and IREA Corporate Finance SL [Member] | Subsequent Event [Member]
Business Combination, Consideration Transferred	$ 82,002